Deferred Policy Acquisition Costs (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance at the beginning of the period			$ 296.2	$ 319.0	$ 319.0	$ 290.8
Acquisition costs deferred					357.4	460.0
Amortization of deferred acquisition costs	$ (91.7)	$ (94.3)	(290.2)	$ (287.2)	(380.2)	(431.8)	$ (414.1)
Balance at the end of the period	$ 361.0		$ 361.0		$ 296.2	$ 319.0	$ 290.8